Securitisations and Covered Bonds (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Securitisations And Covered Bonds [Abstract]
Analysis of Securitisations and Covered Bonds	The gross assets securitised, or for the covered bond programme assigned, at 30 June 2021 and 31 December 2020 were:

	30 June 2021	31 December 2020
	£m	£m
Mortgage-backed master trust structures:
–Holmes	2,566	3,073
–Fosse	2,170	2,258
–Langton	—	2,782
	4,736	8,113
Other asset-backed securitisation structures:
–Motor	103	189
–Auto ABS UK Loans	1,325	1,460
	1,428	1,649
Total securitisation programmes	6,164	9,762
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	19,000	23,670
Total securitisation and covered bond programmes	25,164	33,432

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in H121 and H120 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H121	H120	H121	H120	H121	H120	H121	H120
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	—	—	—	0.1	0.3	0.5
–Langton	—	—	—	—	2.4	—	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	0.1	0.1	—	0.1
–Auto ABS UK Loans	—	—	—	—	0.1	—	0.1	0.1
Covered bond programme	—	—	—	3.0	—	—	4.5	1.8
	—	—	—	3.0	2.6	0.2	4.9	2.5